Document and Entity Information	Oct. 06, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Securities Act File Number	001-38719
Entity Registrant Name	Medalist Diversified, Inc.
Entity Central Index Key	0001654595
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-5201540
Entity Address, State or Province	VA
Entity Address, Address Line One	P.O. Box 8436
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23226
City Area Code	804
Local Phone Number	338-7708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MDRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false